Condensed Consolidated and Combined Statements of Operations (USD $)	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]
Revenues:
Rental income	$ 9,036,858	$ 23,987,891	$ 6,222,764	$ 12,938,686	$ 18,427,794	$ 9,991,712
Expense reimbursement	843,753	1,796,567	406,622	1,093,117	1,316,068	1,053,466
Other	117,809	589,631	202,990	593,724	746,716	471,280
Total Revenues	9,998,420	26,374,089	6,832,376	14,625,527	20,490,578	11,516,458
Operating Expenses:
Property operating expenses	2,782,296	7,304,371	1,819,634	4,005,302	6,021,287	4,109,993
Insurance	167,046	489,471	144,057	374,655	518,361	398,083
Property taxes	753,329	1,775,641	458,611	1,015,164	1,385,954	969,564
Property management fees	225,719	619,497	143,764	397,297	539,460	571,420
Acquisition costs	401,200	1,551,347		1,479,292	1,479,292	212,765
Base management fee	226,295	411,471
Stock based compensation	382,205	667,347
General and administrative	407,075	821,379
Depreciation and amortization	4,057,809	10,633,593	2,530,128	5,245,498	7,775,219	3,956,204
Total Operating Expenses	9,402,974	24,274,117	5,096,194	12,517,208	17,719,573	10,218,029
Operating income/(loss)	595,446	2,099,972	1,736,182	2,108,319	2,771,005	1,298,429
Canadian offering costs					1,983,195
Interest Expense:
Contractual interest expense	(1,866,999)	(5,821,533)	(1,229,215)	(3,065,648)
Amortization of deferred financing costs	(159,670)	(1,288,714)	(433,495)	(638,938)
Loss on early extinguishment of Predecessor debt		(1,654,828)
Interest expense, net	(2,026,669)	(8,765,075)	(1,662,710)	(3,704,586)	(5,368,016)	(3,685,881)
Change in fair value of earn-out	(942,650)	(1,047,515)
Gain on equity investment		4,474,644
Equity in income of unconsolidated entity			84,774	255,422	402,913	505,877
Net (loss)/income	(2,373,873)	(3,237,974)	158,246	(1,340,845)	(4,177,293)	(1,881,575)
Less: Net (income)/loss attributable to noncontrolling interests in properties	(87,296)	(8,326)	21,368	60,356	44,368	286,481
Less: Net loss/(income) attributable to Predecessor		(1,973,197)	179,614	(1,280,489)
Less: Net loss attributable to Operating Partnership unitholders' noncontrolling interests	693,971	1,508,097
Net loss attributable to stockholders	$ (1,767,198)	$ (3,711,400)			$ (4,132,925)	$ (1,595,094)
Net loss per share:
Basic and diluted	$ (0.22)	$ (0.46)
Weighted average common shares outstanding:
Basic and diluted	8,192,915	8,133,940
Dividend distributions declared per common share and unit	$ 0.235	$ 0.418